Restricted Net Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Net Assets [Line Items]
Statutory surplus	25.00%	25.00%	25.00%
Consolidated net assets	$ 3,193	$ 18,803
Minimum [Member]
Restricted Net Assets [Line Items]
Statutory surplus	10.00%
Maximum [Member]
Restricted Net Assets [Line Items]
Statutory surplus	50.00%